Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 73,996	$ 106,301
Voyage expenses	(31,032)	(30,548)
Vessel operating expenses	(15,196)	(14,920)
Operating expense component	(3,039)	(2,836)
Vessel lease expense component	(2,796)	(2,609)
Depreciation	(7,653)	(6,975)
Amortization of deferred drydock expenditures	(923)	(756)
General and administrative expenses
Corporate	(4,950)	(5,067)
Commercial and chartering	(1,237)	(1,063)
Interest expense and finance costs	(935)	(2,526)
Interest income	108	544
Net Income before taxes	6,343	39,545
Income tax	(26)	(79)
Loss from equity method investments	(64)	(229)
Net Income	6,253	39,237
Preferred dividends	(629)	(848)
Net income attributable to common stockholders	$ 5,624	$ 38,389
Earnings per share, basic (in dollars per share)	$ 0.14	$ 0.93
Earnings per share, diluted (in dollars per share)	$ 0.14	$ 0.92
Weighted average number of shares outstanding, basic (in shares)	40,472,079	41,371,887
Weighted average number of shares outstanding, diluted (in shares)	40,620,908	41,916,276